General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
General And Administrative Expense [Abstract]
Disclosure of general and administrative expense [text block]
32. General and Administrative Expenses
32.1 Details of general and administrative expenses for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019		2020		2021
	(In millions of Korean won)
Expenses related to employee
Employee benefits—salaries	￦	2,557,821	￦	2,789,201	￦	3,007,439
Employee benefits—others		848,421		871,014		927,665
Post-employment benefits—defined benefit plans		232,701		216,891		237,315
Post-employment benefits—defined contribution plans		27,924		37,328		37,731
Termination benefits		239,790		361,098		322,970
Share-based payments		49,418		49,364		101,935

		3,956,075		4,324,896		4,635,055

Depreciation and amortization		784,431		874,911		850,614

Other general and administrative expenses
Rental expense		109,745		116,325		112,902
Tax and dues		238,670		260,071		268,383
Communication		48,749		53,596		60,221
Electricity and utilities		29,161		32,298		36,565
Publication		15,136		13,988		13,417
Repairs and maintenance		23,947		32,448		53,218
Vehicle		11,537		14,314		16,901
Travel		21,452		12,251		13,271
Training		31,451		27,610		34,056
Service fees		227,631		238,787		260,298
Electronic data processing expenses		258,456		280,773		314,511
Advertising		228,826		236,618		210,187
Others		286,538		295,926		321,254

		1,531,299		1,615,005		1,715,184

	￦	6,271,805	￦	6,814,812	￦	7,200,853

32.2 Share-based Payments
32.2.1 Stock grants
The Group changed the scheme of share-based payments awarded to executives and employees from stock options to stock grants in November 2007. The stock grants award program is an incentive plan that sets, on grant date, the maximum number of shares that can be awarded. Actual shares to be granted is determined in accordance with achievement of pre-set
performance targets over the vesting period.
32.2.1.1 Details of stock grants linked to long-term performance as of December 31, 2021, are as follows:

	Grant date	Number of granted shares 1	Vesting conditions 2
		(In number of shares)
KB Financial Group Inc.
Series 22	Apr. 1, 2019	3,278	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Series 23	May 27, 2019	1,436	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Series 25	Jan. 1, 2020	36,103	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 27	Jun. 16, 2020	184	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Series 28	Nov. 21, 2020	68,135	Services fulfillment, market performance 3 35%, and non-market performance 5 65%
Series 29	Jan. 1, 2021	94,120	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 30	Apr. 1, 2021	3,069	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Series 31	May 27, 2021	1,344	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Series 32	Aug. 20, 2021	125	Services fulfillment, market performance 3 30%, and non-market performance 4 70%
Deferred grant in 2015		5,303	Satisfied
Deferred grant in 2016		6,119	Satisfied
Deferred grant in 2017		2,249	Satisfied
Deferred grant in 2018		3,863	Satisfied
Deferred grant in 2019		15,189	Satisfied
Deferred grant in 2020		45,661	Satisfied

		286,178

Kookmin Bank
Series 76	Apr. 1, 2019	5,765	Services fulfillment, market performance 3 30~50%, and non-market performance 4 50~70%
Series 77	May 27, 2019	4,396	Services fulfillment, market performance 3 30~50%, and non-market performance 4 50~70%
Series 78	Nov. 21, 2019	36,443	Services fulfillment, market performance 3 30%, and non-market performance 6 70%
Series 79	Jan. 1, 2020	223,517	Services fulfillment, market performance 3 0~50%, and non-market performance 4 50~100%
Series 80	Mar. 1, 2020	7,943	Services fulfillment, market performance 3 30~50%, and non-market performance 4 50~70%
Series 81	Jan. 1, 2021	234,366	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%

	Grant date	Number of granted shares 1	Vesting conditions 2
		(In number of shares)
Series 82	Mar. 1, 2021	18,202	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 83	Apr. 1, 2021	7,871	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Series 84	May 27, 2021	4,032	Services fulfillment, market performance 3 0~30%, and non-market performance 4 70~100%
Deferred grant in 2015		760	Satisfied
Deferred grant in 2016		12,671	Satisfied
Deferred grant in 2017		9,763	Satisfied
Deferred grant in 2018		33,916	Satisfied
Deferred grant in 2019		66,067	Satisfied
Deferred grant in 2020		80,634	Satisfied

		746,346

Other subsidiaries
Stock granted in 2010		106	Services fulfillment, market performance 3 0~50%, and non-market performance 4 50~100%
Stock granted in 2011		146
Stock granted in 2012		420
Stock granted in 2013		544
Stock granted in 2014		1,028
Stock granted in 2015		2,602
Stock granted in 2016		5,713
Stock granted in 2017		17,820
Stock granted in 2018		62,610
Stock granted in 2019		76,872
Stock granted in 2020		375,558
Stock granted in 2021		425,583

		969,002

		2,001,526

1
Granted shares represent the total number of shares initially granted to executives and employees who have residual shares as of December 31, 2021 (Deferred grants are residual shares vested as of December 31, 2021).

2
Executives and employees were given the right of choice about the timing of the deferred payment (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted shares is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.

3
Relative TSR (Total Shareholder Return): [(Fair value at the end of the contract—Fair value at the beginning of the contract) + (Total amount of dividend per share paid during the contract period)] / Fair value at the beginning of the contract

4	Performance results of company and employee
5	EPS (Earnings Per Share), Asset Quality, HCROI (Human Capital Return on Investment), Profit from non-banking segments
6	EPS, Asset Quality

32.2.1.2 Details of stock grants linked to short-term performance as of December 31, 2021, are as follows:

	Estimated number of vested shares*	Vesting conditions
	(In number of shares)
KB Financial Group Inc.
Stock granted in 2015	5,352	Satisfied
Stock granted in 2016	5,409	Satisfied
Stock granted in 2017	2,489	Satisfied
Stock granted in 2018	7,400	Satisfied
Stock granted in 2019	18,692	Satisfied
Stock granted in 2020	34,658	Satisfied
Stock granted in 2021	34,965	Proportional to service period
Kookmin Bank
Stock granted in 2015	5,019	Satisfied
Stock granted in 2016	12,867	Satisfied
Stock granted in 2017	3,862	Satisfied
Stock granted in 2018	38,067	Satisfied
Stock granted in 2019	83,778	Satisfied
Stock granted in 2020	135,336	Satisfied
Stock granted in 2021	109,561	Proportional to service period
Other subsidiaries
Stock granted in 2015	7,777	Satisfied
Stock granted in 2016	34,345	Satisfied
Stock granted in 2017	58,052	Satisfied
Stock granted in 2018	226,242	Satisfied
Stock granted in 2019	408,353	Satisfied
Stock granted in 2020	606,891	Satisfied
Stock granted in 2021	267,649	Proportional to service period

	2,106,764

*
Executives and employees were given the right of choice about the timing of the deferred payment (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted shares is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.

32.2.1.3 Stock grants are measured at fair value using the MonteCarlo simulation model and assumptions used in measuring the fair value as of December 31, 2021, are as follows:

	Risk-free rate (%)	Fair value (market performance condition)	Fair value (non-market performance condition)
	(In Korean won)
Linked to long-term performance
(KB Financial Group Inc.)
Series 22	1.35	50,023~56,379	50,023~56,379
Series 23	1.35	50,023~56,379	50,023~56,379
Series 25	1.35	50,023~56,379	50,023~56,379
Series 27	1.35	—	48,344~51,523
Series 28	1.35	43,391~47,774	46,978~51,724
Series 29	1.35	48,344~56,379	48,344~56,379
Series 30	1.35	46,800~51,523	46,800~51,523
Series 31	1.35	46,800~51,523	46,800~51,523
Series 32	1.35	50,023~56,379	50,023~56,379
Deferred grant in 2015	1.35	—	48,344~56,379
Deferred grant in 2016	1.35	—	51,523~56,379
Deferred grant in 2017	1.35	—	53,308~56,379
Deferred grant in 2018	1.35	—	51,523~56,379
Deferred grant in 2019	1.35	—	53,308~56,379
Deferred grant in 2020	1.35	—	48,344~56,379
(Kookmin Bank)
Series 76	1.35	50,023~56,379	50,023~56,379
Series 77	1.35	50,023~56,379	50,023~56,379
Series 78	1.35	49,885~56,223	50,023~56,379
Series 79	1.35	50,023~56,379	50,023~56,379
Series 80	1.35	48,344~53,308	48,344~53,308
Series 81	1.35	48,344~56,379	48,344~56,379
Series 82	1.35	46,800~51,523	46,800~51,523
Series 83	1.35	46,800~51,523	46,800~51,523
Series 84	1.35	46,800~51,523	46,800~51,523
Grant deferred in 2015	1.35	—	56,379~56,379
Grant deferred in 2016	1.35	—	47,153~56,379
Grant deferred in 2017	1.35	—	51,523~56,379
Grant deferred in 2018	1.35	—	51,523~56,379
Grant deferred in 2019	1.35	—	45,096~56,379
Grant deferred in 2020	1.35	—	51,523~56,379
(Other subsidiaries)
Stock granted in 2010	1.35	—	53,308~53,308
Stock granted in 2011	1.35	—	53,308~53,308
Stock granted in 2012	1.35	—	51,523~53,308
Stock granted in 2013	1.35	—	51,523~53,308
Stock granted in 2014	1.35	—	51,523~51,523
Stock granted in 2015	1.35	—	46,800~56,379
Stock granted in 2016	1.35	—	46,436~56,502
Stock granted in 2017	1.35	—	45,096~61,294
Stock granted in 2018	1.35	—	45,096~56,502
Stock granted in 2019	1.35	46,800~56,502	45,096~56,502
Stock granted in 2020	1.35	48,344~56,502	45,096~56,502
Stock granted in 2021	1.35	46,800~56,379	46,800~56,502

	Risk-free rate (%)	Fair value (market performance condition)	Fair value (non-market performance condition)
	(In Korean won)
Linked to short-term performance
(KB Financial Group Inc.)
Stock granted in 2015	1.35	—	48,344~56,379
Stock granted in 2016	1.35	—	45,304~56,379
Stock granted in 2017	1.35	—	51,523~56,379
Stock granted in 2018	1.35	—	51,523~56,379
Stock granted in 2019	1.35	—	53,308~56,379
Stock granted in 2020	1.35	—	48,344~56,379
Stock granted in 2021	1.35	—	50,023~53,308
(Kookmin Bank)
Stock granted in 2015	1.35	—	47,153~56,379
Stock granted in 2016	1.35	—	47,153~56,379
Stock granted in 2017	1.35	—	51,523~56,379
Stock granted in 2018	1.35	—	51,523~56,379
Stock granted in 2019	1.35	—	53,308~56,379
Stock granted in 2020	1.35	—	51,523~56,379
Stock granted in 2021	1.35	—	50,023~54,229
(Other subsidiaries)
Stock granted in 2015	1.35	—	46,800~56,502
Stock granted in 2016	1.35	—	46,800~56,502
Stock granted in 2017	1.35	—	45,096~56,502
Stock granted in 2018	1.35	—	45,096~56,502
Stock granted in 2019	1.35	—	45,096~56,502
Stock granted in 2020	1.35	—	46,800~56,502
Stock granted in 2021	1.35	—	46,800~54,649
The Group uses the volatility of the stock price over the previous year as the expected volatility, and uses the arithmetic mean of the price-dividend ratio of one year before, two years before, and three years before the base year as the dividend yield and uses one-year
risk-free rate of Korea Treasury Bond in order to measure the fair value.
32.2.1.4 The accrued expenses for share-based payments related to stock grants are ￦ 135,327 million and ￦ 193,023 million as of December 31, 2020 and 2021, respectively, and the compensation costs amounting to ￦ 48,712 million and ￦ 101,897 million were recognized for the years ended December 31, 2020 and 2021, respectively.
32.2.2 Mileage stock
32.2.2.1 Details of mileage stock as of December 31, 2021, are as follows:

Grant date		Number of granted shares 1	Expected exercise period (years) 2	Remaining shares
		(In number of shares)
Stock granted in 2019	Jan. 11, 2019	26,580	0.00~0.03	14,907
	Apr. 1, 2019	167	0.00~0.25	73
	Apr. 18, 2019	105	0.00~0.29	45
	Apr. 22, 2019	33	0.00~0.30	17
	Jul. 1, 2019	109	0.00~0.50	87
	Aug. 29, 2019	39	0.00~0.66	35
	Sep. 2, 2019	50	0.00~0.67	28
	Nov. 1, 2019	119	0.00~0.83	71
	Nov. 8, 2019	14	0.00~0.85	6
	Dec. 5, 2019	56	0.00~0.93	43
	Dec. 6, 2019	84	0.00~0.93	82
	Dec. 31, 2019	87	0.00~1.00	65
Stock granted in 2020	Jan. 18, 2020	28,645	0.00~1.05	19,435
	May 12, 2020	46	0.00~1.36	44
	Jun. 30, 2020	206	0.00~1.50	206
	Aug. 26, 2020	40	0.00~1.65	40
	Oct. 29, 2020	160	0.00~1.83	160
	Nov. 6, 2020	45	0.00~1.85	37
	Nov. 30, 2020	35	0.00~1.92	34
	Dec. 2, 2020	57	0.00~1.92	53
	Dec. 4, 2020	154	0.00~1.93	141
	Dec. 30, 2020	88	0.00~2.00	86
Stock granted in 2021	Jan. 15, 2021	28,156	0.00~2.04	26,708
	Apr. 1, 2021	89	0.00~2.26	89
	Jul. 1, 2021	54	0.00~2.50	54
	Jul. 2, 2021	11	0.00~2.50	11
	Jul. 27, 2021	70	0.00~2.57	70
	Nov. 1, 2021	71	0.00~2.84	71
	Nov. 16, 2021	53	0.00~2.88	53
	Dec. 3, 2021	91	0.00~2.92	91
	Dec. 6, 2021	87	0.00~2.93	87
	Dec. 30, 2021	76	0.00~3.00	76

		85,677		63,005

1
Mileage stock is exercisable for two years after one year from the grant date at the closing price of the end of the previous month. However, mileage stock can be exercised at the closing price of the end of the previous month on the date of occurrence of retirement or transfer despite a one-year
grace period.

2	Assessed based on the stock price as of December 31, 2021. These shares are vested immediately at grant date.
32.2.2.2 The accrued expenses for share-based payments related to mileage stock are ￦ 2,862 million and ￦ 3,465 million as of December 31, 2020 and 2021, respectively. The compensation costs amounting to ￦ 1,086 million and ￦ 2,116 million were recognized as expenses for the years ended December 31, 2020 and 2021, respectively.

32.2.3 Long-term share-based payments
The Group calculates the short-term performance bonus of executives of Prudential Life Insurance Company of Korea Ltd. based on the result of performance evaluation as of the grant date and defers the bonus for three years and pays it in cash reflecting the stock price of KB Financial Group Inc. at that time.
32.2.3.1 Details of long-term share-based payments as of December 31, 2021, are as follows:

	Grant date	Vested shares	Expected exercise period (years)	Vesting condition
	(In number of shares)
Granted in 2020	2020	13,402	2.00	Services fulfillment
32.2.3.2 Long-term share-based payments are measured at fair value using the MonteCarlo simulation model and assumptions used in measuring the fair value as of December 31, 2021, are as follows:

	Risk-free rate (%)	Fair value (market performance condition)	Fair value (non-market performance condition)
	(In Korean won)
Granted in 2020	1.35	—	51,523
The Group uses the volatility of the stock price over the previous year as the expected volatility, and uses the arithmetic mean of the price-dividend ratio of one year before, two years before, and three years before the base year as the dividend yield and uses one-year
risk-free rate of Korea Treasury Bond in order to measure the fair value.
32.2.3.3 The accrued expenses for long-term share-based payments are ￦ 652 million and ￦ 690 million as of December 31, 2020 and 2021, respectively. The compensation costs amounting to ￦ 652 million and ￦ 38 million were recognized as expenses for the years ended December 31, 2020 and 2021, respectively.